Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Amortization expense	$ 2,938,804	$ 257,009	$ 7,571,156	$ 514,017	$ 4,008,693	$ 1,298,333